UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2012 (Unaudited)

DWS Global Income Builder Fund
	Shares	Value ($)
Common Stocks 51.3%
Consumer Discretionary 3.0%
Distributors 0.6%
Genuine Parts Co. (a)	102,189	6,543,162
Hotels, Restaurants & Leisure 0.0%
Trump Entertainment Resorts, Inc.*	8	0
Media 1.7%
Pearson PLC	528,000	9,885,628
Postmedia Network Canada Corp.*	1,872	1,652
Vertis Holdings, Inc.*	345	3
Wolters Kluwer NV	415,134	6,888,415

		16,775,698
Textiles, Apparel & Luxury Goods 0.7%
VF Corp.	49,000	7,315,700
Consumer Staples 9.5%
Beverages 1.8%
PepsiCo, Inc.	254,033	18,475,820
Food & Staples Retailing 0.9%
Metcash Ltd.	2,515,000	8,986,434
Food Products 1.7%
Nestle SA (Registered)	139,800	8,590,148
Unilever NV (CVA)	254,000	8,802,719

		17,392,867
Household Products 1.7%
Procter & Gamble Co.	261,430	16,872,692
Tobacco 3.4%
Altria Group, Inc.	335,781	12,078,042
British American Tobacco PLC	271,000	14,397,224
Imperial Tobacco Group PLC	208,000	8,073,343

		34,548,609
Energy 7.6%
Energy Equipment & Services 2.0%
Transocean Ltd.	269,264	12,609,633
WorleyParsons Ltd.	280,207	7,624,255

		20,233,888
Oil, Gas & Consumable Fuels 5.6%
Canadian Natural Resources Ltd. (b)	87,791	2,392,305
Canadian Natural Resources Ltd. (b)	222,000	6,054,445
ConocoPhillips	207,700	11,307,188
Enbridge, Inc. (a)	228,000	9,328,254
EOG Resources, Inc.	33,650	3,298,037
Phillips 66	174,754	6,570,750
TransCanada Corp.	229,000	10,428,708
Woodside Petroleum Ltd.	211,000	7,430,792

		56,810,479
Financials 4.5%
Commercial Banks 1.5%
Bank of Nova Scotia (a)	153,000	7,986,788
Toronto-Dominion Bank (a)	94,000	7,397,397

		15,384,185
Insurance 3.0%
Alleghany Corp.*	8,871	3,067,680
PartnerRe Ltd.	168,271	12,189,551
Powszechny Zaklad Ubezpieczen SA	55,000	5,810,200
Sampo Oyj "A"	329,000	8,687,167

		29,754,598
Health Care 4.7%
Health Care Providers & Services 1.7%
Rhoen-Klinikum AG	786,000	16,925,925
Pharmaceuticals 3.0%
Novartis AG (Registered) (a)	141,301	8,281,185
Roche Holding AG (Genusschein)	57,000	10,093,469
Sanofi	151,491	12,326,058

		30,700,712
Industrials 4.2%
Aerospace & Defense 0.6%
BAE Systems PLC	1,210,000	5,842,112
Air Freight & Logistics 0.5%
Singapore Post Ltd.	6,172,000	5,203,000
Building Products 0.0%
Congoleum Corp.*	11,440	0
Commercial Services & Supplies 0.0%
Quad Graphics, Inc.	15	231
Industrial Conglomerates 2.2%
Koninklijke Philips Electronics NV	480,000	10,524,882
Smiths Group PLC	722,251	12,041,055

		22,565,937
Road & Rail 0.9%
Canadian National Railway Co. (a)	101,000	8,910,076
Information Technology 4.8%
Computers & Peripherals 1.7%
Diebold, Inc.	291,000	9,413,850
Wincor Nixdorf AG (a)	191,000	7,257,418

		16,671,268
IT Services 0.6%
Automatic Data Processing, Inc. (a)	108,000	6,107,400
Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	621,217	15,965,277
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (a)	683,000	9,541,510

		25,506,787
Software 0.0%
Microsoft Corp.	36	1,061
Materials 3.9%
Chemicals 1.6%
Air Liquide SA	72,600	8,088,735
Air Products & Chemicals, Inc.	98,793	7,945,921

		16,034,656
Construction Materials 0.0%
Wolverine Tube, Inc.*	1,235	24,465
Containers & Packaging 1.1%
Sealed Air Corp. (a)	383,000	6,204,600
Sonoco Products Co.	160,876	4,876,152

		11,080,752
Metals & Mining 1.2%
Franco-Nevada Corp.	255,000	12,444,234
Telecommunication Services 5.5%
Diversified Telecommunication Services 3.2%
AT&T, Inc. (a)	172,200	6,529,824
Belgacom SA	256,125	7,374,740
Chunghwa Telecom Co., Ltd. (ADR) (a)	163,000	4,836,210
Koninklijke (Royal) KPN NV (a)	310,291	2,542,981
Telus Corp.	167,000	10,427,820

		31,711,575
Wireless Telecommunication Services 2.3%
NTT DoCoMo, Inc.	6,424	10,759,562
SK Telecom Co., Ltd. (ADR)	431,000	5,977,970
Vodafone Group PLC	2,332,000	6,662,636

		23,400,168
Utilities 3.6%
Electric Utilities 1.7%
Exelon Corp.	142,395	5,570,493
FirstEnergy Corp.	139,973	7,029,444
Fortum Oyj	283,800	4,748,656

		17,348,593
Gas Utilities 1.0%
UGI Corp.	326,105	9,995,118
Multi-Utilities 0.9%
National Grid PLC	805,000	8,349,417

Total Common Stocks (Cost $515,313,190)		517,917,619
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	207	35
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	506	5,177

Total Warrants (Cost $90,209)		5,212

		Principal Amount ($) (c)	Value ($)
Corporate Bonds 28.0%
Consumer Discretionary 3.0%
AMC Entertainment, Inc., 8.75%, 6/1/2019		520,000	564,200
Asbury Automotive Group, Inc., 7.625%, 3/15/2017		105,000	108,412
Avis Budget Car Rental LLC, 8.25%, 1/15/2019		65,000	69,794
Block Communications, Inc., 144A, 7.25%, 2/1/2020		70,000	72,975
Cablevision Systems Corp., 8.625%, 9/15/2017		1,000,000	1,142,500
Caesar's Entertainment Operating Co., Inc.:
144A, 8.5%, 2/15/2020 (a)		2,630,000	2,639,862
10.0%, 12/15/2018		55,000	35,613
11.25%, 6/1/2017		230,000	248,975
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		250,000	258,125
CBS Corp., 3.375%, 3/1/2022		450,000	467,737
CCO Holdings LLC:
6.5%, 4/30/2021		780,000	844,350
6.625%, 1/31/2022		360,000	391,500
7.375%, 6/1/2020		3,610,000	4,007,100
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		2,840,000	3,060,100
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		25,000	25,813
Clear Channel Communications, Inc., 9.0%, 3/1/2021		460,000	384,100
Clear Channel Worldwide Holdings, Inc.:
144A, 7.625%, 3/15/2020		1,210,000	1,158,175
Series A, 9.25%, 12/15/2017		15,000	16,125
Series B, 9.25%, 12/15/2017		245,000	264,600
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (a)		585,000	567,450
Desarrolladora Homex SAB de CV, 144A, 9.75%, 3/25/2020 (a)		1,000,000	1,040,000
DineEquity, Inc., 9.5%, 10/30/2018		30,000	33,150
Discovery Communications LLC, 3.3%, 5/15/2022		450,000	468,343
DISH DBS Corp.:
6.625%, 10/1/2014		130,000	140,237
7.125%, 2/1/2016		95,000	104,856
7.875%, 9/1/2019		1,120,000	1,302,000
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		100,000	63
Harron Communications LP, 144A, 9.125%, 4/1/2020		120,000	128,400
Hertz Corp.:
6.75%, 4/15/2019 (a)		1,230,000	1,291,500
144A, 6.75%, 4/15/2019		35,000	36,750
Libbey Glass, Inc., 144A, 6.875%, 5/15/2020		150,000	158,250
Mediacom Broadband LLC, 8.5%, 10/15/2015		50,000	51,438
Mediacom LLC:
7.25%, 2/15/2022		20,000	20,800
9.125%, 8/15/2019		1,475,000	1,629,875
MGM Resorts International:
7.625%, 1/15/2017 (a)		1,530,000	1,566,337
144A, 8.625%, 2/1/2019		145,000	153,519
10.375%, 5/15/2014		65,000	73,775
11.125%, 11/15/2017		85,000	94,987
National CineMedia LLC, 144A, 6.0%, 4/15/2022		115,000	119,025
Sabre Holdings Corp., 8.35%, 3/15/2016		20,000	19,350
Sonic Automotive, Inc., 144A, 7.0%, 7/15/2022		125,000	131,094
Travelport LLC, 5.092% **, 9/1/2014		70,000	45,325
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	530,000	722,214
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		1,345,000	1,459,325
Univision Communications, Inc., 144A, 6.875%, 5/15/2019		100,000	104,000
UPC Holding BV, 144A, 9.75%, 4/15/2018	EUR	1,145,000	1,528,556
Whirlpool Corp., 4.7%, 6/1/2022		675,000	690,437
Yum! Brands, Inc.:
3.875%, 11/1/2020		775,000	850,313
5.3%, 9/15/2019		225,000	261,703

			30,553,128
Consumer Staples 0.9%
Constellation Brands, Inc., 6.0%, 5/1/2022		40,000	44,150
Del Monte Corp., 7.625%, 2/15/2019 (a)		455,000	451,587
Delhaize Group SA, 4.125%, 4/10/2019 (a)		715,000	675,491
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		110,000	114,950
Grupo Bimbo SAB de CV, 144A, 4.5%, 1/25/2022		2,000,000	2,178,656
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		2,040,000	2,032,248
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022 (a)		1,000,000	1,062,500
Pilgrim's Pride Corp., 7.875%, 12/15/2018		2,046,000	1,902,780
Smithfield Foods, Inc.:
6.625%, 8/15/2022 (d)		615,000	638,062
7.75%, 7/1/2017		95,000	105,450
TreeHouse Foods, Inc., 7.75%, 3/1/2018		20,000	21,600

			9,227,474
Energy 3.3%
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		15,000	16,013
Chesapeake Energy Corp., 6.875%, 11/15/2020 (a)		915,000	905,850
Chesapeake Midstream Partners LP, 6.125%, 7/15/2022		60,000	60,450
Cimarex Energy Co., 5.875%, 5/1/2022		80,000	85,200
CONSOL Energy, Inc., 8.0%, 4/1/2017		385,000	407,137
Crosstex Energy LP, 144A, 7.125%, 6/1/2022		120,000	117,600
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		850,000	1,094,961
Devon Energy Corp., 3.25%, 5/15/2022		1,200,000	1,260,298
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		605,000	595,169
Encana Corp., 5.15%, 11/15/2041		190,000	198,850
Enterprise Products Operating LLC, 6.125%, 10/15/2039		860,000	1,014,402
EP Energy LLC:
144A, 6.875%, 5/1/2019		145,000	154,787
144A, 9.375%, 5/1/2020		65,000	69,956
EV Energy Partners LP, 8.0%, 4/15/2019		910,000	919,100
Halcon Resources Corp., 144A, 9.75%, 7/15/2020		300,000	305,250
Holly Energy Partners LP, 144A, 6.5%, 3/1/2020		20,000	20,900
IPIC GMTN Ltd., 144A, 6.875%, 11/1/2041		2,000,000	2,610,000
Kinder Morgan Energy Partners LP, 7.3%, 8/15/2033		1,020,000	1,264,813
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		30,000	31,950
Linn Energy LLC:
144A, 6.25%, 11/1/2019		2,690,000	2,663,100
144A, 6.5%, 5/15/2019		155,000	154,613
MEG Energy Corp., 144A, 6.375%, 1/30/2023		490,000	501,637
Northern Oil & Gas, Inc., 144A, 8.0%, 6/1/2020		630,000	636,300
Oasis Petroleum, Inc., 7.25%, 2/1/2019		315,000	327,600
OGX Austria GmbH, 144A, 8.375%, 4/1/2022		1,700,000	1,419,500
ONEOK Partners LP, 6.15%, 10/1/2016		804,000	940,169
Petroleos de Venezuela SA:
144A, 8.5%, 11/2/2017		1,000,000	837,500
144A, 9.0%, 11/17/2021		1,000,000	745,000
Petroleos Mexicanos, 144A, 5.5%, 6/27/2044 (a)		2,000,000	2,230,000
Phillips 66, 144A, 4.3%, 4/1/2022		1,040,000	1,137,998
Plains All American Pipeline LP, 8.75%, 5/1/2019		1,000,000	1,332,051
Plains Exploration & Production Co.:
6.125%, 6/15/2019		140,000	144,900
6.75%, 2/1/2022		170,000	181,900
PT Pertamina (Persero), 144A, 4.875%, 5/3/2022		3,000,000	3,150,000
Quicksilver Resources, Inc., 11.75%, 1/1/2016		1,360,000	1,309,000
6.75%, 2/1/2022		170,000	181,900
Regency Energy Partners LP, 9.375%, 6/1/2016		41,000	45,203
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022 (a)		1,000,000	1,044,664
SandRidge Energy, Inc., 7.5%, 3/15/2021		320,000	326,400
SESI LLC, 144A, 7.125%, 12/15/2021		120,000	132,900
Stone Energy Corp., 8.625%, 2/1/2017		1,085,000	1,128,400
Swift Energy Co., 7.875%, 3/1/2022		75,000	76,500
Weatherford International Ltd.:
4.5%, 4/15/2022		480,000	502,184
5.125%, 9/15/2020		1,300,000	1,419,283

			33,519,488
Financials 8.7%
AerCap Aviation Solutions BV, 144A, 6.375%, 5/30/2017 (a)		545,000	551,812
African Development Bank, 5.75%, 1/25/2016	AUD	4,500,000	5,046,030
Ally Financial, Inc.:
5.5%, 2/15/2017		65,000	67,715
6.25%, 12/1/2017		2,450,000	2,649,062
ALROSA Finance SA, 144A, 7.75%, 11/3/2020		1,000,000	1,080,160
American International Group, Inc., 3.8%, 3/22/2017		1,180,000	1,226,403
AmeriGas Finance LLC:
6.75%, 5/20/2020		20,000	21,150
7.0%, 5/20/2022		20,000	21,250
Antero Resources Finance Corp., 9.375%, 12/1/2017		20,000	22,100
Banco Bradesco SA, 144A, 2.566% **, 5/16/2014		3,000,000	2,999,811
Banco de Bogota SA, 144A, 5.0%, 1/15/2017		2,000,000	2,115,000
Banco Latinoamericano de Comercio Exterior SA, 144A, 3.75%, 4/4/2017		2,000,000	2,045,000
Bancolombia SA, 5.95%, 6/3/2021		1,500,000	1,642,500
Bank of Ireland Mortgage Bank, 4.0%, 7/5/2013	EUR	3,300,000	3,963,846
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		1,000,000	1,035,000
Braskem America Finance Co., 144A, 7.125%, 7/22/2041 (a)		2,000,000	2,045,000
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		105,000	113,794
CIT Group, Inc.:
5.0%, 5/15/2017		170,000	177,650
5.0%, 8/15/2022		110,000	110,000
5.25%, 3/15/2018		4,528,000	4,794,020
144A, 7.0%, 5/2/2017		299,451	300,948
Citigroup, Inc., 5.875%, 1/30/2042		1,750,000	2,014,679
CNA Financial Corp., 5.75%, 8/15/2021		1,346,000	1,524,179
Codere Finance Luxembourg SA, 144A, 9.25%, 2/15/2019		55,000	41,250
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		60,000	66,150
E*TRADE Financial Corp., 6.75%, 6/1/2016		3,500,000	3,609,375
Export Credit Bank of Turkey, 144A, 5.375%, 11/4/2016		1,000,000	1,060,000
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		850,000	888,250
Ford Motor Credit Co., LLC:
3.0%, 6/12/2017		645,000	642,183
5.875%, 8/2/2021		1,000,000	1,104,296
8.125%, 1/15/2020		2,415,000	2,953,533
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		35,000	37,581
144A, 5.875%, 1/31/2022		30,000	32,063
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	22,325
General Electric Capital Corp., 2.9%, 1/9/2017		1,815,000	1,899,929
Hartford Financial Services Group, Inc., 6.0%, 1/15/2019		500,000	546,247
Hexion U.S. Finance Corp., 8.875%, 2/1/2018		2,580,000	2,612,250
International Lease Finance Corp.:
6.25%, 5/15/2019		300,000	315,375
8.625%, 1/15/2022		50,000	60,153
8.75%, 3/15/2017		1,740,000	2,024,925
Itau Unibanco Holding SA, 144A, 5.65%, 3/19/2022		1,000,000	1,020,000
JPMorgan Chase & Co., 2.6%, 1/15/2016		2,500,000	2,569,022
Kazakhstan Temir Zholy Finance BV, 144A, 6.95%, 7/10/2042		1,000,000	1,105,000
Level 3 Financing, Inc., 8.625%, 7/15/2020 (a)		2,480,000	2,659,800
Lukoil International Finance BV, 144A, 7.25%, 11/5/2019		2,000,000	2,320,000
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		920,000	928,058
Morgan Stanley, 6.375%, 7/24/2042		500,000	502,324
MPT Operating Partnership LP, (REIT), 6.375%, 2/15/2022		30,000	31,050
National Money Mart Co., 10.375%, 12/15/2016		115,000	128,225
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		55,000	57,613
144A, 5.875%, 3/15/2022		95,000	100,463
NII Capital Corp., 7.625%, 4/1/2021		10,000	7,650
Odebrecht Finance Ltd., 144A, 5.125%, 6/26/2022		2,000,000	2,045,000
Offshore Group Investments Ltd., 144A, 11.5%, 8/1/2015		20,000	22,000
Petrobras International Finance Co., 5.75%, 1/20/2020		1,000,000	1,129,837
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		150,000	160,313
9.25%, 4/1/2015		65,000	66,463
PNC Bank NA, 6.875%, 4/1/2018		1,300,000	1,583,325
Reynolds Group Issuer, Inc., 7.125%, 4/15/2019 (a)		4,910,000	5,216,875
Santander U.S. Debt SA Unipersonal, 144A, 2.991%, 10/7/2013		1,500,000	1,469,070
Simon Property Group LP (REIT), 4.75%, 3/15/2042		1,000,000	1,115,340
SunTrust Banks, Inc., 3.6%, 4/15/2016		369,000	385,953
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		1,000,000	1,036,250
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		1,000,000	1,122,037
Turkiye Halk Bankasi AS, 144A, 4.875%, 7/19/2017		400,000	402,000
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		450,000	466,875
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021 (a)		260,000	276,900
UR Merger Sub Corp.:
144A, 5.75%, 7/15/2018		390,000	407,550
144A, 7.375%, 5/15/2020		100,000	105,750
144A, 7.625%, 4/15/2022		1,260,000	1,340,325
10.875%, 6/15/2016		75,000	84,375
Vale Overseas Ltd., 8.25%, 1/17/2034		2,000,000	2,635,748
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		344,000	384,850
Wells Fargo & Co., 3.5%, 3/8/2022		1,345,000	1,434,239
Wind Acquisition Finance SA, 144A, 11.75%, 7/15/2017	EUR	200,000	204,862

			88,008,136
Health Care 1.1%
Amgen, Inc., 5.15%, 11/15/2041		550,000	608,781
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		110,000	113,713
CHS/Community Health Systems, Inc., 7.125%, 7/15/2020		495,000	518,512
Gilead Sciences, Inc., 4.4%, 12/1/2021		390,000	443,060
HCA Holdings, Inc., 7.75%, 5/15/2021 (a)		790,000	860,112
HCA, Inc.:
5.875%, 3/15/2022		40,000	43,050
6.5%, 2/15/2020		4,020,000	4,492,350
7.5%, 2/15/2022		2,220,000	2,491,950
8.5%, 4/15/2019		150,000	169,031
Hologic, Inc., 144A, 6.25%, 8/1/2020 (d)		220,000	232,650
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		55,000	59,263
Tenet Healthcare Corp., 6.25%, 11/1/2018		1,365,000	1,472,494

			11,504,966
Industrials 1.6%
ADT Corp., 144A, 3.5%, 7/15/2022		820,000	846,456
Aguila 3 SA, 144A, 7.875%, 1/31/2018		190,000	201,400
Air Lease Corp., 144A, 5.625%, 4/1/2017		490,000	488,162
ARAMARK Corp., 8.5%, 2/1/2015		30,000	30,713
BAA Funding Ltd., 144A, 2.5%, 6/25/2015		605,000	616,715
BE Aerospace, Inc., 6.875%, 10/1/2020		515,000	571,650
Belden, Inc., 7.0%, 3/15/2017		75,000	77,719
Bombardier, Inc.:
144A, 5.75%, 3/15/2022 (a)		2,725,000	2,738,625
144A, 7.75%, 3/15/2020		25,000	28,094
Clean Harbors, Inc., 144A, 5.25%, 8/1/2020		305,000	314,531
H&E Equipment Services, Inc., 8.375%, 7/15/2016		55,000	56,719
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		65,000	69,225
7.125%, 3/15/2021		255,000	273,806
JSC Georgian Railway, 144A, 7.75%, 7/11/2022		1,000,000	1,035,590
Navios Maritime Holdings, Inc., 144A, 8.875%, 11/1/2017		290,000	290,000
Nortek, Inc., 8.5%, 4/15/2021 (a)		1,445,000	1,488,350
TransDigm, Inc., 7.75%, 12/15/2018		405,000	451,575
Transnet SOC Ltd., 144A, 4.5%, 2/10/2016		2,000,000	2,101,904
Urbi, Desarrollos Urbanos SAB de CV, 144A, 9.75%, 2/3/2022		2,000,000	2,030,000
Votorantim Cimentos SA, 144A, 7.25%, 4/5/2041		2,000,000	2,087,000

			15,798,234
Information Technology 1.6%
Avaya, Inc., 144A, 7.0%, 4/1/2019		1,355,000	1,221,194
CDW LLC, 8.5%, 4/1/2019		2,910,000	3,084,600
Equinix, Inc., 7.0%, 7/15/2021		2,600,000	2,892,500
Fidelity National Information Services, Inc., 144A, 7.625%, 7/15/2017		10,000	11,000
First Data Corp.:
144A, 7.375%, 6/15/2019		2,800,000	2,922,500
144A, 8.875%, 8/15/2020		745,000	815,775
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		2,225,000	2,380,750
Hewlett-Packard Co., 3.3%, 12/9/2016		725,000	755,537
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		250,000	268,750
7.625%, 6/15/2021 (a)		915,000	1,011,075
MasTec, Inc., 7.625%, 2/1/2017		105,000	109,069
ViaSat, Inc., 144A, 6.875%, 6/15/2020		10,000	10,325
Xerox Corp., 2.95%, 3/15/2017		410,000	414,467

			15,897,542
Materials 2.5%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022		500,000	513,177
Appleton Papers, Inc., 11.25%, 12/15/2015		45,000	44,888
Celulosa Arauco y Constitucion SA, 4.75%, 1/11/2022		1,000,000	1,050,148
China Oriental Group Co., Ltd., 144A, 7.0%, 11/17/2017		1,000,000	795,000
Corporation Nacional del Cobre de Chile, 144A, 3.0%, 7/17/2022		3,000,000	2,989,731
Crown Americas LLC, 7.625%, 5/15/2017		30,000	32,550
CSN Resources SA, 144A, 6.5%, 7/21/2020		1,000,000	1,082,500
Dow Chemical Co., 4.25%, 11/15/2020		680,000	758,275
Essar Steel Algoma, Inc., 144A, 9.875%, 6/15/2015		25,000	20,500
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (a)		130,000	129,675
144A, 6.375%, 2/1/2016 (a)		1,000,000	1,005,000
144A, 6.875%, 4/1/2022 (a)		4,370,000	4,359,075
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		800,000	807,610
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		622,934	580,574
10.0%, 3/31/2015		613,760	607,254
Graphic Packaging International, Inc., 9.5%, 6/15/2017		85,000	93,819
Huntsman International LLC, 8.625%, 3/15/2021 (a)		80,000	92,000
Kaiser Aluminum Corp., 144A, 8.25%, 6/1/2020		225,000	234,000
Kraton Polymers LLC, 6.75%, 3/1/2019		95,000	99,038
LyondellBasell Industries NV, 5.0%, 4/15/2019		200,000	217,000
Molycorp, Inc., 144A, 10.0%, 6/1/2020		485,000	455,900
Novelis, Inc., 8.75%, 12/15/2020		4,725,000	5,244,750
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		160,000	180,400
Polymer Group, Inc., 7.75%, 2/1/2019		330,000	354,750
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		30,000	33,675
144A, 8.375%, 9/15/2021		30,000	34,200
Teck Resources Ltd., 3.75%, 2/1/2023 (d)		910,000	902,219
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		95,000	100,225
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		2,000,000	2,155,000
Wolverine Tube, Inc., 6.0%, 6/28/2014		27,865	27,280

			25,000,213
Telecommunication Services 3.9%
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		370,000	391,275
8.375%, 10/15/2020		3,325,000	3,466,312
8.75%, 3/15/2018 (a)		1,360,000	1,329,400
Cricket Communications, Inc.:
7.75%, 10/15/2020		3,685,000	3,519,175
10.0%, 7/15/2015		155,000	161,975
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		1,125,000	1,200,938
Digicel Ltd., 144A, 8.25%, 9/1/2017		3,450,000	3,613,875
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	297,616	110
Frontier Communications Corp.:
6.625%, 3/15/2015		1,000,000	1,065,000
8.5%, 4/15/2020 (a)		3,745,000	4,053,962
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		45,000	47,813
7.5%, 4/1/2021		4,315,000	4,617,050
Intelsat Luxembourg SA, 11.25%, 2/4/2017		2,670,000	2,776,800
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019 (d)		70,000	71,225
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		1,000,000	1,010,000
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015		1,450,000	1,460,875
Sprint Nextel Corp.:
6.0%, 12/1/2016		3,125,000	3,164,062
8.375%, 8/15/2017 (a)		460,000	502,550
144A, 9.125%, 3/1/2017		375,000	417,188
Telesat Canada, 144A, 6.0%, 5/15/2017		160,000	165,600
Windstream Corp.:
7.0%, 3/15/2019		90,000	91,575
7.75%, 10/15/2020		2,665,000	2,838,225
7.875%, 11/1/2017		2,595,000	2,851,256
Zayo Group LLC, 144A, 8.125%, 1/1/2020		130,000	137,475

			38,953,716
Utilities 1.4%
AES Corp.:
8.0%, 10/15/2017		110,000	127,875
8.0%, 6/1/2020		95,000	111,625
Calpine Corp.:
144A, 7.5%, 2/15/2021		3,440,000	3,827,000
144A, 7.875%, 7/31/2020		400,000	451,000
Centrais Eletricas Brasileiras SA, 144A, 5.75%, 10/27/2021		1,000,000	1,122,500
DTE Energy Co., 7.625%, 5/15/2014		305,000	339,643
Edison Mission Energy, 7.0%, 5/15/2017 (a)		175,000	95,375
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		838,000	909,319
Korea Hydro & Nuclear Power Co., Ltd., 144A, 3.125%, 9/16/2015		3,000,000	3,109,002
NRG Energy, Inc., 8.25%, 9/1/2020		755,000	813,513
Oncor Electric Delivery Co., LLC, 144A, 4.1%, 6/1/2022 (a)		970,000	1,031,276
Perusahaan Listrik Negara PT, 144A, 5.5%, 11/22/2021		2,000,000	2,160,000

			14,098,128

Total Corporate Bonds (Cost $277,146,900)			282,561,025
Asset-Backed 0.2%
Credit Card Receivables
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.999% **, 8/15/2018 (Cost $2,126,208)		2,020,000	2,117,384
Mortgage-Backed Securities Pass-Throughs 2.9%
Federal Home Loan Mortgage Corp., 6.0%, 11/1/2021		190,140	208,960
Federal National Mortgage Association:
2.501% **, 8/1/2037		467,218	492,760
6.0%, 2/1/2037		571,950	631,469
6.5%, with various maturities from 4/1/2017 until 6/1/2017		295,646	323,453
8.0%, 9/1/2015		115,653	122,597
Government National Mortgage Association:
3.0%, 2/1/2042 (d)		5,000,000	5,278,125
3.5%, 9/1/2041 (d)		10,000,000	10,838,282
4.0%, with various maturities from 7/1/2040 until 6/15/2042 (d)		9,990,846	10,977,208
6.5%, 8/20/2034		168,957	193,066

Total Mortgage-Backed Securities Pass-Throughs (Cost $28,814,223)			29,065,920
Commercial Mortgage-Backed Securities 0.7%
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.906% **, 6/11/2040		240,000	279,645
First Union National Bank Commercial Mortgage, "M", Series 2001-C4, 144A, 6.0%, 12/12/2033		3,839,000	3,836,774
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		1,180,000	1,213,192
"A4", Series 2007-C1, 5.716%, 2/15/2051		825,000	950,524
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		1,100,000	1,268,718

Total Commercial Mortgage-Backed Securities (Cost $7,364,323)			7,548,853
Collateralized Mortgage Obligations 2.3%
Federal Home Loan Mortgage Corp.:
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		4,593,673	429,468
"IC", Series 3971, Interest Only, 3.0%, 3/15/2026		1,606,147	163,842
"NI", Series 4020, Interest Only, 3.0%, 3/15/2027		4,928,005	566,208
"PI", Series 3987, Interest Only, 3.0%, 1/15/2027		6,353,654	661,730
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027		1,946,919	220,561
"P", Series 3808, 4.0%, 11/15/2038		4,000,000	4,412,477
"QB", Series 3736, 4.0%, 5/15/2037		5,000,000	5,462,514
"KI", Series 3843, Interest Only, 4.5%, 7/15/2036		2,484,842	160,170
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		6,801,048	886,622
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		6,405,227	818,916
Federal National Mortgage Association:
"JZ", Series 2012-4, 4.0%, 9/25/2041		1,575,572	1,781,038
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		1,275,928	250,534
Government National Mortgage Association:
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		5,362,431	571,956
"AI", Series 2010-25, Interest Only, 4.5%, 3/16/2023		2,633,664	172,607
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		1,064,592	155,153
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		5,061,966	554,723
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035		4,060,307	189,227
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		5,773,750	833,236
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		2,113,052	182,143
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		5,908,423	846,527
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		3,608,437	538,347
Residential Funding Mortgage Securities I, Inc., "M1", Series 2003-S17, 5.5%, 9/25/2033		2,310,228	2,219,329
Vericrest Opportunity Loan Transferee, "A2", Series 2012-NL1A, 144A, 8.112% **, 3/25/2049		1,350,000	1,356,570

Total Collateralized Mortgage Obligations (Cost $23,126,587)			23,433,898
Government & Agency Obligations 6.5%
Sovereign Bonds 3.7%
Canadian Government Bond, 0.75%, 5/1/2014	CAD	10,000,000	9,913,048
Government of Ukraine, 144A, 6.58%, 11/21/2016		1,000,000	917,270
Republic of Argentina, 7.0%, 10/3/2015		1,000,000	832,055
Republic of Colombia, 4.375%, 7/12/2021		1,000,000	1,155,000
Republic of Croatia, 144A, 6.25%, 4/27/2017		3,000,000	3,101,400
Republic of Hungary, 4.75%, 2/3/2015		2,000,000	1,975,000
Republic of Latvia, 144A, 5.25%, 2/22/2017		1,000,000	1,050,000
Republic of Lithuania, 144A, 6.125%, 3/9/2021		1,000,000	1,143,800
Republic of Peru, 5.625%, 11/18/2050		750,000	988,125
Republic of Poland, 5.0%, 3/23/2022		2,000,000	2,290,000
Republic of Serbia:
144A, 6.75%, 11/1/2024		833,334	791,667
REG S, 6.75%, 11/1/2024		1,666,667	1,583,334
Republic of South Africa, 4.665%, 1/17/2024		2,000,000	2,255,000
Republic of Sri Lanka, 144A, 5.875%, 7/25/2022		1,000,000	1,012,500
Republic of Turkey, 6.0%, 1/14/2041		1,000,000	1,155,000
Republic of Venezuela, 7.65%, 4/21/2025		2,000,000	1,428,000
Russian Federation, 144A, 3.25%, 4/4/2017		2,000,000	2,070,800
United Mexican States:
4.75%, 3/8/2044		2,500,000	2,887,500
Series A, 5.125%, 1/15/2020		200,000	240,000
5.625%, 1/15/2017		300,000	352,050
Vnesheconombank, 144A, 6.025%, 7/5/2022		550,000	598,125

			37,739,674
U.S. Treasury Obligations 2.8%
U.S. Treasury Bills:
0.11% ***, 9/6/2012 (e)		122,000	121,991
0.12% ***, 9/6/2012 (e)		1,634,000	1,633,886
U.S. Treasury Bonds:
4.75%, 2/15/2037		3,000,000	4,310,157
5.375%, 2/15/2031		2,000,000	2,974,688
U.S. Treasury Notes:
0.75%, 6/15/2014 (f)		8,000,000	8,078,128
0.875%, 12/31/2016		3,000,000	3,046,875
1.0%, 8/31/2016		7,430,000	7,590,793

			27,756,518

Total Government & Agency Obligations (Cost $63,343,354)			65,496,192
Loan Participations and Assignments 1.0%
Senior Loan ** 0.0%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		233,333	0
Sovereign Loans 1.0%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,000,000	1,046,250
Gazprom OAO, 144A, 4.95%, 7/19/2022		2,000,000	2,078,000
Novatek OAO, 144A, 5.326%, 2/3/2016		1,000,000	1,058,720
Vimpel Communications, 144A, 7.748%, 2/2/2021		2,000,000	1,990,000
Vnesheconombank, 144A, 5.375%, 2/13/2017		2,000,000	2,116,460
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		2,000,000	2,085,000

Total Loan Participations and Assignments (Cost $10,476,833)			10,374,430
Preferred Securities 0.1%
Financials 0.1%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (g)		889,000	903,322
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		141,000	115,620

Total Preferred Securities (Cost $1,029,752)			1,018,942

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (h) (Cost $6,000)	6	5,805

	Contracts	Value ($)
Call Options Purchased 0.1%
Options on Exchange-Traded Futures Contracts 0.0%
10 Year U.S. Treasury Note Future, Expiration Date 8/24/2012, Strike Price $134.0	24	25,875

	Contract Amount	Value ($)
Options on Interest Rate Swap Contracts 0.1%
Fixed Rate - 3.583% - Floating - LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016	3,100,000	95,507
Fixed Rate - 3.635% - Floating - LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016	9,400,000	276,537
Fixed Rate - 3.72% - Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016	9,400,000	260,968
		633,012

Total Call Options Purchased (Cost $1,100,188)		658,887
Put Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
10 Year U.S. Treasury Note Future, Expiration Date 8/24/2012, Strike Price $133.0 (Cost $79,874)	85	15,937

	Shares	Value ($)

Securities Lending Collateral 9.5%
Daily Assets Fund Institutional, 0.25% (i) (j) (Cost $96,248,453)	96,248,453	96,248,453
Cash Equivalents 9.0%
Central Cash Management Fund, 0.14% (i) (Cost $91,283,344)	91,283,344	91,283,344

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,117,549,438) †	111.6	1,127,751,901
Other Assets and Liabilities, Net	(11.6)	(117,253,324)

Net Assets	100.0	1,010,498,577

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.50%	6/15/2010	233,333	USD	233,333	0
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	297,616	EUR	403,824	110
Fontainebleau Las Vegas Holdings LLC*	11.00%	6/15/2015	100,000	USD	100,000	63
					737,157	173

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2012.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,127,198,740.  At July 31, 2012, net unrealized appreciation for all securities based on tax cost was $553,161.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $38,805,847 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $38,252,686.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2012 amounted to $92,504,044, which is 9.2% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued or delayed delivery security included.
(e)	At July 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At July 31, 2012, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(g)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(h)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	6,000	5,805	0.0

(i) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Canadian Government Bond	CAD	9/19/2012	100	13,854,515	63,300
Federal Republic of Germany Euro-Bund	EUR	9/6/2012	150	26,681,833	224,277
United Kingdom Long Gilt Bond	GBP	9/26/2012	100	19,108,959	392,268
Total unrealized appreciation					679,845

At July 31, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year U.S. Treasury Note	USD	9/19/2012	80	10,772,500	14,824
5 Year U.S. Treasury Note	USD	9/28/2012	40	4,991,250	(23,213)
Total net unrealized depreciation					(8,389)

At July 31, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($)(k)		Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

12/20/2011 3/20/2017	150,000	1	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	12,888	5,862	7,026

(k)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(l)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

At July 31, 2012, open interest rate swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

7/16/2013 7/16/2014	21,400,0002	Floating — LIBOR	Fixed — 0.515%	15,823	—	15,823
7/16/2013 7/16/2023	400,0002	Fixed — 1.858%	Floating — LIBOR	(18)	—	(18)
7/16/2013 7/16/2018	18,000,0002	Floating — LIBOR	Fixed — 1.148%	42,131	—	42,131
7/16/2013 7/16/2033	1,300,0002	Floating — LIBOR	Fixed — 2.322%	(3,788)	—	(3,788)
7/16/2013 7/16/2043	2,200,0002	Floating — LIBOR	Fixed — 2.424%	(11,806)	—	(11,806)
Total net unrealized appreciation					42,342

Counterparties:
1	Credit Suisse
2	Citigroup, Inc.

At July 31, 2012, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (m)
Call Options
10 Year U.S. Treasury Note Future	24	8/24/2012	136.0	2,947	(4,500)

(m)	Unrealized depreciation on written options on exchange-traded futures contracts at July 31, 2012 was $1,553.

Options on Interest Rate Swap Contracts
	Contract Amount	Swap Effective/ Expiration Date	Option Expiration Date	Premiums Received ($)	Value ($) (n)

Call Options
Fixed - 4.083% - Floating - LIBOR	3,100,000	5/11/2016 5/11/2026	5/9/2016	105,400	(70,077)
Fixed - 4.135% - Floating - LIBOR	9,400,000	4/27/2016 4/27/2026	4/25/2016	347,800	(202,761)
Fixed - 4.22% - Floating - LIBOR	9,400,000	4/22/2016 4/22/2026	4/20/2016	335,110	(191,681)
Total Call Options				788,310	(464,519)
Put Options
Fixed - 1.9% - Floating - LIBOR	9,400,000	4/24/2013 4/24/2023	4/22/2013	128,780	(296,551)
Fixed - 2.07% - Floating - LIBOR	3,100,000	5/10/2013 5/10/2043	5/8/2013	49,600	(105,840)
Fixed - 2.09% - Floating - LIBOR	9,400,000	4/25/2013 4/25/2043	4/23/2013	176,720	(322,875)
Total Put Options				355,100	(725,266)

Total				1,143,410	(1,189,785)

(n)	Unrealized depreciation on written options on interest rate swap contracts at July 31, 2012 was $46,375.

At July 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	10,415,851	JPY	825,000,000	8/2/2012	147,529	Nomura International PLC
USD	4,826,281	TRY	8,800,000	8/2/2012	86,115	UBS AG
EUR	1,964,800	USD	2,476,746	8/2/2012	57,193	Citigroup, Inc.
EUR	5,900,000	USD	7,469,376	8/2/2012	203,823	UBS AG
USD	4,848,177	MXN	65,000,000	8/3/2012	50,317	Bank of America
USD	5,062,420	AUD	4,900,000	8/13/2012	87,893	Nomura International PLC
EUR	4,000,000	PLN	16,870,524	8/27/2012	108,605	BNP Paribas
USD	4,960,607	MXN	68,000,000	8/27/2012	152,566	Barclays Bank PLC
EUR	2,000,000	SEK	16,884,354	8/30/2012	21,019	Nomura International PLC
AUD	2,400,000	USD	2,519,141	9/4/2012	1,637	Nomura International PLC
USD	4,879,823	TRY	8,800,000	9/4/2012	6,785	UBS AG
EUR	3,300,000	USD	4,068,405	10/10/2012	1,158	UBS AG
Total unrealized appreciation					924,640

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

JPY	825,000,000	USD	10,303,998	8/2/2012	(259,382)	Nomura International PLC
USD	7,425,652	EUR	5,900,000	8/2/2012	(160,098)	UBS AG
EUR	14,100	USD	17,332	8/2/2012	(31)	JPMorgan Chase Securities, Inc.
TRY	8,800,000	USD	4,905,256	8/2/2012	(7,140)	UBS AG
MXN	65,000,000	USD	4,802,826	8/3/2012	(95,669)	Nomura International PLC
EUR	4,000,000	USD	4,913,240	8/13/2012	(13,159)	Morgan Stanley
AUD	4,900,000	USD	4,974,554	8/13/2012	(175,760)	Bank of America
EUR	4,000,000	USD	4,892,880	8/13/2012	(33,519)	BNP Paribas
PLN	16,624,000	EUR	4,000,000	8/27/2012	(35,019)	Barclays Bank PLC
MXN	68,000,000	USD	5,030,144	8/27/2012	(83,029)	Bank of America
PLN	246,524	USD	73,137	8/27/2012	(449)	Morgan Stanley
CAD	10,000,000	USD	9,771,408	10/10/2012	(199,176)	BNP Paribas
JPY	380,000,000	USD	4,827,346	10/22/2012	(42,663)	Nomura International PLC
Total unrealized depreciation					(1,105,094)

Currency Abbreviations

AUD	Australian Dollar	MXN	Mexican Peso
CAD	Canadian Dollar	PLN	Polish Zloty
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	TRY	Turkish Lira
JPY	Japanese Yen	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(o)
Consumer Discretionary	$13,860,514	$16,774,043	$3	$30,634,560
Consumer Staples	47,426,554	48,849,868	—	96,276,422
Energy	61,989,320	15,055,047	—	77,044,367
Financials	30,641,416	14,497,367	—	45,138,783
Health Care	—	47,626,637	—	47,626,637
Industrials	8,910,307	33,611,049	0	42,521,356
Information Technology	41,029,098	7,257,418	—	48,286,516
Materials	31,470,907	8,088,735	24,465	39,584,107
Telecommunications Services	27,771,824	27,339,919	—	55,111,743
Utilities	22,595,055	13,098,073	—	35,693,128
Fixed Income Investments(o)
Corporate Bonds	—	281,345,917	1,215,108	282,561,025
Asset Backed	—	2,117,384	—	2,117,384
Mortgage-Backed Securities Pass- Throughs	—	29,065,920	—	29,065,920
Commercial Mortgage-Backed Securities	—	7,548,853	—	7,548,853
Collateralized Mortgage Obligations	—	23,433,898	—	23,433,898
Government & Agency Obligations	—	65,496,192	—	65,496,192
Loan Participations and Assignments	—	10,374,430	0	10,374,430
Preferred Securities	—	1,018,942	—	1,018,942
Other Investments	—	—	5,805	5,805
Warrants(o)	—	—	5,212	5,212
Short-Term Investments(o)	187,531,797	—	—	187,531,797
Derivatives(p)	736,481	1,622,632	—	2,359,113
Total	$473,963,273	$654,222,324	$1,250,593	$1,129,436,190
Liabilities
Derivatives(p)	$(27,713)	$(2,310,491)	$—	$(2,338,204)
Total	$(27,713)	$(2,310,491)	$—	$(2,338,204)

There have been no transfers between of Level 1 and Level 2 fair value measurements during the period ended July 31, 2012.
(o)	See Investment Portfolio for additional detailed categorizations.
(p)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$7,026	$—	$—
Foreign Exchange Contracts	$—	$—	$(180,454)	$—
Interest Rate Contracts	$671,756	$42,342	$—	$(553,166)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Income Builder Fund, a series of DWS Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 18, 2012